Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Balance Sheets) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Accrued compensation	$ 25,270,000	$ 55,257,000
Accrued interest	147,907,000	93,998,000
Asset retirement obligations	12,616,000	6,270,000
Other	3,769,000	7,850,000
Other accrued liabilities	189,562,000	163,375,000
Restricted cash		$ 6,000,000	$ 6,000,000